Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Cash And Cash Equivalents And Marketable Securities
Fair value through profit or loss	$ 623	$ 926
Amortized cost - Bank Deposit Certificates and time deposits	4,963	4,249
Amortized cost - Others	48	53
Total	5,634	5,228
Current	4,290	2,819
Non-current	$ 1,344	$ 2,409